Digital Assets - Schedule of Company's Bitcoin Held in Treasury (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026	Jun. 30, 2026 Bitcoin	Dec. 31, 2025 USD ($)	Dec. 31, 2025	Dec. 31, 2025 Bitcoin	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Crypto Asset, Holding [Line Items]
Total bitcoin treasury (USD)	$ 15,860,313			$ 140,531,660				$ 102,138,351
Total bitcoin treasury (BTC)		271	271		1,606	1,606		1,094
Rewards Treasury [Member]
Crypto Asset, Holding [Line Items]
Total bitcoin treasury (USD)	4,504,290			6,872,869			$ 9,369,298	$ 8,569,651	$ 5,333,384
Total bitcoin treasury (BTC)		77			79			92
Investment Treasury [Member]
Crypto Asset, Holding [Line Items]
Total bitcoin treasury (USD)	$ 11,356,023			$ 133,658,791			$ 159,861,386	$ 93,568,700	$ 82,631
Total bitcoin treasury (BTC)		194			1,527			1,002